Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Beginning balance	$ 897,260	$ 709,213
Increases		554,042
Decrease in Reversals		(48,493)
Decreases in Uses		(148,917)
Inflation effect		(168,585)
Ending balance	$ 1,449,323	$ 897,260